Summary of Significant Accounting Policies (Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	$ 4,994.6	$ 4,826.4	$ 4,994.6	$ 4,994.6
Foreign currency translation adjustments		(60.8)	(72.0)	(75.0)	$ 245.5	$ (40.8)
Income tax impact		(1.3)	0.0	(3.0)	1.6	0.8
Other comprehensive income (loss) before reclassifications, net of income taxes		(62.1)	(72.0)	(78.0)	247.1	(40.0)
Increase (decrease)		(0.9)	(0.5)	(0.9)	1.6	1.2
Income tax impact		0.3	0.1	0.3	(0.4)	(0.3)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		(0.6)	(0.4)	(0.6)	1.2	0.9
Net current period other comprehensive income (loss), net of income taxes		(61.5)	(72.0)	(85.2)	251.6	(36.9)
Net current period other comprehensive income (loss), net of income taxes		0.6	0.4	(6.6)	3.3	2.2
Total other comprehensive income (loss), net of income taxes		(62.7)	(72.4)	(78.6)	248.3	(39.1)
Adoption of accounting standards	(0.2)
Balance, end of period		3,514.0	4,932.3	4,826.4	4,994.6
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	10.9	(74.3)	10.9	10.9	(240.7)	(203.8)
Foreign currency translation adjustments				(85.2)	251.6	(36.9)
Income tax impact				0.0	0.0	0.0
Other comprehensive income (loss) before reclassifications, net of income taxes				(85.2)	251.6	(36.9)
Increase (decrease)				0.0	0.0	0.0
Income tax impact				0.0	0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes				0.0	0.0	0.0
Net current period other comprehensive income (loss), net of income taxes				(85.2)	251.6	(36.9)
Adoption of accounting standards	0.0
Balance, end of period	10.9			(74.3)	10.9	(240.7)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(10.3)	(3.9)	(10.3)	(10.3)	(7.0)	(4.8)
Foreign currency translation adjustments				10.2	(6.1)	(3.9)
Income tax impact				(3.0)	1.6	0.8
Other comprehensive income (loss) before reclassifications, net of income taxes				7.2	(4.5)	(3.1)
Increase (decrease)				(0.9)	1.6	1.2
Income tax impact				0.3	(0.4)	(0.3)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes				(0.6)	1.2	0.9
Net current period other comprehensive income (loss), net of income taxes				6.6	(3.3)	(2.2)
Adoption of accounting standards	(0.2)
Balance, end of period	(10.5)			(3.9)	(10.3)	(7.0)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	0.6	$ (78.2)	$ 0.6	0.6	(247.7)	(208.6)
Balance, end of period	$ 0.4			$ (78.2)	$ 0.6	$ (247.7)